Share-based Compensation (Tables) - Long-Term Incentive Plan 2015	12 Months Ended
Dec. 31, 2023
Share-based Compensation
Summary of awards granted

			Fair value at grant
Awards	Number	Grant date	date
RCUs	98,255	April 1, 2021	$2.75
PCUs	98,255	April 1, 2021	$2.75
RCUs	21,663	September 14,2021	$4.09
PCUs	21,663	September 14,2021	$4.09
RCUs	113,793	April 1, 2022	$5.80
RCUs	87,919	April 3, 2023	$8.36

Summary of activity

		Weighted
	Number of	average	Aggregate
	awards	contractual life	fair value
RCUs
Outstanding as of January 1, 2022	203,912	1.86	674
Granted during the year	113,793	—	660
Vested during the year	(70,620)	—	(317)
Outstanding as of December 31, 2022	247,085	1.49	1,017
Granted during the year	87,919	—	735
Vested during the year	(335,004)	—	(1,752)
Outstanding as of December 31, 2023	—	—	—
PCUs
Outstanding as of January 1, 2022	203,912	1.86	674
Vested during the year	(65,044)	—	(189)
Forfeited during the year	(5,576)	—	(128)
Outstanding as of December 31, 2022	133,292	0.84	357
Vested during the year	(50,557)	—	(146)
Forfeited during the year	(82,735)	—	(211)
Outstanding as of December 31, 2023	—	—	—